Income Taxes - Details of Deferred Tax Asset (Liability), Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax asset:
Allowance for loan losses	$ 9,742	$ 14,702
Impairments realized on investment securities	490	490
Fixed assets	4,720	4,354
Net operating loss carry forwards	111,593	96,117
Unrealized loss on investment securities	95	4,872
Alternative minimum tax credits	2,010	2,010
Other	6,603	4,585
Total deferred tax asset before valuation allowance	135,253	127,130
Less: valuation allowance	(132,646)	(119,349)
Deferred tax liability:
Core deposit intangible amortization		103
Goodwill amortization	1,610	297
Deferred loan costs	2,211	2,496
Other	300	310
Total deferred tax liability	4,121	3,206
Net deferred tax (liability) asset	$ (1,514)	$ 4,575